Segment Information (Schedule Of Selected Financial Data) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Segment Information [Abstract]
Income from continuing operation per common share, basic	$ 0.23		$ 0.33	$ 0.26	$ 0.22	$ 0.20		$ 0.29	$ 0.21	$ 0.16	$ 1.05		$ 0.86		$ 0.74		$ 0.70		$ 0.68
Income from continuing operation per common share, diluted	$ 0.23		$ 0.33	$ 0.26	$ 0.22	$ 0.20		$ 0.29	$ 0.21	$ 0.16	$ 1.04		$ 0.86		$ 0.74		$ 0.69		$ 0.67
(Loss) income from discontinuing operations per common share, basic	$ 0.01		$ (0.03)	$ 0.01	$ 0.00	$ 0.01		$ 0.02	$ 0.01	$ 0.00	$ (0.01)		$ 0.04		$ 0.03		$ 0.03		$ 0.04
(Loss) income from discontinuing operations per common share, diluted	$ 0.01		$ (0.03)	$ 0.01	$ 0.00	$ 0.01		$ 0.02	$ 0.01	$ 0.00	$ (0.01)		$ 0.04		$ 0.03		$ 0.03		$ 0.04
Basic	$ 0.25		$ 0.30	$ 0.27	$ 0.22	$ 0.21		$ 0.32	$ 0.22	$ 0.16	$ 1.04		$ 0.91		$ 0.77		$ 0.73		$ 0.72
Diluted	$ 0.24		$ 0.30	$ 0.27	$ 0.22	$ 0.21		$ 0.32	$ 0.22	$ 0.16	$ 1.03		$ 0.90		$ 0.77		$ 0.73		$ 0.71
Cash dividends declared and paid			$ 0.320	$ 0.155	$ 0.155			$ 0.300	$ 0.145	$ 0.145	$ 0.630		$ 0.590		$ 0.55		$ 0.51		$ 0.48
Return on average Aqua America stockholders' equity											11.80%		10.90%		9.60%		9.60%		10.00%
Book value at year end											$ 9.01		$ 8.52		$ 8.12		$ 7.82		$ 7.32
Market value at year end											$ 22.05		$ 22.48		$ 17.51		$ 20.59		$ 21.20
Operating revenues	$ 172,700,000		$ 197,328,000	$ 178,313,000	$ 163,615,000	$ 168,435,000		$ 193,477,000	$ 168,733,000	$ 152,793,000	$ 711,956,000		$ 683,438,000		$ 633,292,000		$ 589,901,000		$ 566,470,000
Depreciation and amortization											111,942,000		116,122,000		111,111,000		90,558,000		84,442,000
Interest expense, net											77,802,000	[1]	73,391,000	[1]	66,343,000	[1]	66,055,000	[1]	64,232,000	[1]
Income from continuing operations before income taxes											215,853,000		194,366,000		165,024,000		155,351,000		147,163,000
Provision for income taxes											71,091,000		76,169,000		64,874,000		61,783,000		57,276,000
Income from continuing operations											144,762,000		118,197,000		100,150,000		93,568,000		89,887,000
(Loss) income from discontinuing operations											(1,693,000)		5,778,000		4,203,000		4,350,000		5,127,000
Net income attributable to common shareholders	34,005,000		41,123,000	37,590,000	30,351,000	28,858,000		43,751,000	29,855,000	21,511,000	143,069,000		123,975,000		104,353,000		97,918,000		95,014,000
Total assets	4,348,420,000					4,072,466,000					4,348,420,000		4,072,466,000		3,749,862,000		3,486,339,000		3,216,136,000
Property, plant and equipment, net	3,612,926,000					3,357,357,000					3,612,926,000		3,357,357,000		3,109,788,000		2,887,574,000		2,688,083,000
Aqua America stockholders' equity	1,251,313,000					1,174,254,000					1,251,313,000		1,174,254,000		1,108,904,000		1,058,446,000		976,298,000
Long-term debt, including current portion	1,475,886,000					1,519,457,000					1,475,886,000		1,519,457,000		1,404,930,000		1,217,815,000		1,201,308,000
Total debt	1,583,657,000					1,609,125,000					1,583,657,000		1,609,125,000		1,432,361,000		1,297,349,000		1,257,996,000
Operating cash flows from continuing operations											357,621,000		253,443,000		252,542,000		214,950,000		183,678,000
Capital additions											330,585,000		316,385,000		273,159,000		259,646,000		232,410,000
Net cash expended for acquisitions of utility systems and other											8,515,000		8,625,000		3,373,000		14,659,000		24,562,000
Dividends on common stock											87,133,000		80,907,000		74,729,000		68,504,000		63,763,000
Number of utility customers served											966,136	[2],[3]	962,970	[2],[3]	953,437	[2],[3]	945,540	[2],[3]	949,378	[2],[3]
Number of shareholders of common stock											26,744		27,274		27,984		28,565		28,286
Common shares outstanding	138,815					137,776					138,815		137,776		136,486		135,370		133,400
Employees (full-time)	1,615	[3]				1,632	[3]				1,615	[3]	1,632	[3]	1,632	[3]	1,638	[3]	1,585	[3]
Impact of loss due to disposal																	22,519,000
Utility systems disposed of																	$ 2

[1]	Net of allowance for funds used during construction and interest income.
[2]	2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.
[3]	Includes continuing and discontinued operations.